                                          1933 Act File No. 33-54445
                                          1940 Act File No. 811-7193

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.        .....................

    Post-Effective Amendment No.   17  .....................         X

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   18  ....................................         X

                            FEDERATED INSTITUTIONAL TRUST
                  (Exact Name of Registrant as Specified in Charter)
                              Federated Investors Funds
                                 5800 Corporate Drive
                         Pittsburgh, Pennsylvania 15237-7000
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                           (Registrant's Telephone Number)

                              John W. McGonigle, Esquire
                              Federated Investors Tower
                                 1001 Liberty Avenue
                         Pittsburgh, Pennsylvania 15222-3779
                       (Name and Address of Agent for Service)
                  (Notices should be sent to the Agent for Services)

It is proposed that this filing will become effective:

  x immediately upon filing pursuant to paragraph (b)
    on _____________________pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                       pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                      Copies to:
Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, DC  20037

Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

(formerly, Federated Government Ultrashort Fund)

A Portfolio of Federated Institutional Trust

PROSPECTUS

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September 30, 2003

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CLASS A SHARES

A mutual fund seeking current income by investing primarily in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 6

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 9

How is the Fund Sold? 11

How to Purchase Shares 12

How to Redeem and Exchange Shares 14

Account and Share Information 17

Who Manages the Fund? 18

Financial Information 20

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in U.S. government securities. These government securities consist of Treasury, agency and agency mortgage backed securities and repurchase agreements collateralized by U.S. government securities.

Although the value of the Fund's Shares will fluctuate, the Fund's investment adviser (Adviser) will seek to manage the magnitude of fluctuation by limiting the Fund's dollar-weighted average duration to approximately one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund will normally invest a majority of its assets in money market instruments due to their short maturities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions and federal savings associations and as an appropriate direct investment for national banks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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The Fund's Class A Shares is a new class of shares, which commenced operations on March 4, 2003. The Fund offers two other classes of shares, Institutional Shares and Institutional Service Shares. For the period prior to the commencement of operations of the Class A Shares, the performance information shown in the bar chart below is for the Fund's Institutional Shares, adjusted to reflect the expenses of the Class A Shares. This performance information will help you to analyze the Fund's investment risks in light of the historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 2.00% (quarter ended December 31, 2000). Its lowest quarterly return was 0.23% (quarter ended December 31, 2002).

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Average Annual Total Return Table

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As previously discussed, the Fund's Class A Shares is a new class of shares, which commenced operations on March 4, 2003. Accordingly, for the period prior to the commencement of operations, the performance information shown in the Average Annual Total Return Table is for the Fund's Institutional Shares, adjusted to reflect the sales charges and expenses of the Class A Shares. Return Before Taxes is shown for the Class A Shares. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns averaged over the stated periods and includes comparative performance information in the form of returns for the Merrill Lynch Six-Month Treasury Bill Index ("ML6MT"). Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

Fund	1 Year	5 Years	Start of Performance[1]
Return Before Taxes	(0.65)%	3.55%	3.69%
Return After Taxes on Distributions[2]	(1.16)%	1.94%	2.04%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(0.40)%	2.03%	2.12%
ML6MT	2.21%	4.82%	4.86%

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1 The start of performance date of the Fund's Institutional Shares was July 10, 1997.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.01%

1 Although not contractually obligated to do so, the Adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2003.

Total Waivers of Fund Expenses	0.31%
Total Actual Annual Fund Operating Expenses (after waivers)	0.70%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.14% for the fiscal year ended July 31, 2003.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the voluntary waiver) was 0.20% for the fiscal year ended July 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$301

3 Years	$515

5 Years	$747

10 Years	$1,412

What are the Fund's Investment Strategies?

The Fund invests primarily in U.S. government securities, consisting of Treasury, agency and agency mortgage backed securities, and repurchase agreements collateralized by U.S. government securities. The Adviser actively manages the Fund's portfolio seeking current income while limiting Share price volatility attributable to interest rate risk. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's Share price volatility attributable to interest rate risk is limited by maintaining a dollar-weighted average portfolio duration of one year or less. Accordingly, because of their relatively short maturities, the Adviser includes money market instruments as a major component of the Fund's portfolio in order to attempt to limit the fluctuation of the Fund's Share price.

Within the one-year constraint, however, the Adviser may seek to increase the Fund's current income by lengthening or shortening portfolio duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income through its allocation of the Fund's portfolio holdings between U.S. government mortgage backed securities and other types of U.S. government securities. Mortgage backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage backed securities with characteristics which make prepayment less likely.

The Adviser increases the portfolio's mortgage backed securities component when, in the opinion of the Adviser, mortgage backed securities have an attractive current and expected "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.)

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the original purchase price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

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PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
		Front-End Sales Charge[2]
Class A	$1,500/$100	2.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	2.00%	2.04%
$50,000 but less than $100,000	1.75%	1.78%
$100,000 but less than $250,000	1.50%	1.52%
$250,000 or greater	0.00%	0.00%

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse, and your children under age 21; or
    of the same share class of two or more Federated funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

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The sales charge will be eliminated when you purchase Shares:

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  within 120 days of redeeming Shares of an equal or greater amount;
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  by exchanging shares from the same share class of another Federated fund (other than a money market fund);
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  through wrap accounts or other investment programs where you pay the investment professional directly for services;
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  through investment professionals that receive no portion of the sales charge;
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  as a Federated Life Member (Class A Shares only) and their immediate family members; or
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  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.
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How is the Fund Sold?

The Fund offers three Share classes: Class A Shares, Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares. All Share classes have different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares and Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

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  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

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The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

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In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

Susan R. Hill

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Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

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Todd A. Abraham

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Todd A. Abraham has been the Fund's Portfolio Manager since July 1997. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

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Susan M. Nason

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Susan M. Nason has been the Fund's Portfolio Manager since September 1994. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights

(For a Share Outstanding Throughout the Period)

Period Ended
7/31/2003 [1]
Net Asset Value, Beginning of Period	$1.99
Income From Investment Operations:
Net investment income	0.01
Net realized and unrealized loss on investments	(0.00)[2]

TOTAL FROM INVESTMENT OPERATIONS	0.01

Less Distributions:
Distributions from net investment income	(0.01)

Net Asset Value, End of Period	$1.99

Total Return[3]	0.30%

Ratios to Average Net Assets:

Expenses	0.70%[4]

Net investment income	0.86%[4]

Expense waiver/reimbursement[5]	0.31%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$5,936

Portfolio turnover	85%

1 Reflects operations for the period from March 6, 2003 (start of performance) to July 31, 2003.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated July 31, 2003, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated September 30, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7193

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 31420B409

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28242 (9/03)

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Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

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(formerly, Federated Government Ultrashort Fund)

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A Portfolio of Federated Institutional Trust

PROSPECTUS

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September 30, 2003

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INSTITUTIONAL SHARES

A mutual fund seeking current income by investing primarily in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 9

What Do Shares Cost? 10

How is the Fund Sold? 11

How to Purchase Shares 12

How to Redeem Shares 14

Account and Share Information 17

Who Manages the Fund? 18

Financial Information 19

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in U.S. government securities. These government securities consist of Treasury, agency and agency mortgage backed securities, and repurchase agreements collateralized by U.S. government securities.

Although the value of the Fund's Shares will fluctuate, the Fund's investment adviser (Adviser) will seek to manage the magnitude of fluctuation by limiting the Fund's dollar-weighted average duration to approximately one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund will normally invest a majority of its assets in money market instruments due to their short maturities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions and federal savings associations, and as an appropriate direct investment for national banks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer duration.
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  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund's Institutional Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 0.63%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 2.19% (quarter ended December 31, 2000). Its lowest quarterly return was 0.42% (quarter ended December 31, 2002).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual-after tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch Six-Month Treasury Bill Index ("ML6MT"), a broad-based market index. The ML6MT tracks six-month government securities. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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Fund	1 Year	5 Years	Start of Performance[1]
Return Before Taxes	2.12%	4.75%	4.86%
Return After Taxes on Distributions[2]	1.30%	2.81%	2.88%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.30%	2.83%	2.90%
ML6MT	2.21%	4.82%	4.86%

1 The Fund's Institutional Shares start of performance date was July 10, 1997.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.76%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2003.

Total Waivers of Fund Expenses	0.51%
Total Actual Annual Fund Operating Expenses (after waivers)	0.25%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.14% for the fiscal year ended July 31, 2003.

3 The Fund's Institutional Shares did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2003. The Fund's Institutional Shares have no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 78

3 Years	$243

5 Years	$422

10 Years	$942

What are the Fund's Investment Strategies?

The Fund invests primarily in U.S. government securities, consisting of Treasury, agency and agency mortgage backed securities, and repurchase agreements collateralized by U.S. government securities. The Adviser actively manages the Fund's portfolio seeking current income while limiting Share price volatility attributable to interest rate risk. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's Share price volatility attributable to interest rate risk is limited by maintaining a dollar-weighted average portfolio duration of one year or less. Accordingly, because of their relatively short maturities, the Adviser includes money market instruments as a major component of the Fund's portfolio in order to attempt to limit the fluctuation of the Fund's Share price.

Within the one-year constraint, however, the Adviser may seek to increase the Fund's current income by lengthening or shortening portfolio duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income through its allocation of the Fund's portfolio holdings between U.S. government mortgage backed securities and other types of U.S. government securities. Mortgage backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage backed securities with characteristics which make prepayment less likely.

The Adviser increases the portfolio's mortgage backed securities component when, in the opinion of the Adviser, mortgage backed securities have an attractive current and expected "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.)

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the original purchase price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Prepayment Risks

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers three Share classes: Class A Shares, Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, credit unions, savings associations and national banks or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan R. Hill

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Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

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Todd A. Abraham

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Todd A. Abraham has been the Fund's Portfolio Manager since July 1997. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

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Susan M. Nason

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Susan M. Nason has been the Fund's Portfolio Manager since the Funds inception. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.99	$1.99	$1.98	$1.99	$2.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.12	0.12	0.10
Net realized and unrealized gain (loss) on investments	(0.00)[1]	(0.00)[1]	0.01	(0.01)	(0.01)

TOTAL FROM INVESTMENT OPERATIONS	0.03	0.05	0.13	0.11	0.09

Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.12)	(0.12)	(0.10)
Distributions from net realized gain on investments	--	--	--	--	(0.00)[1]

TOTAL DISTRIBUTIONS	(0.03)	(0.05)	(0.12)	(0.12)	(0.10)

Net Asset Value, End of Period	$1.99	$1.99	$1.99	$1.98	$1.99

Total Return[2]	1.50%	2.69%	6.57%	5.58%	4.87%

Ratios to Average Net Assets:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.53%	2.53%	5.88%	5.93%	5.20%

Expense waiver/reimbursement[3]	0.26%	0.29%	0.35%	0.34%	0.36%

Supplemental Data:
Net assets, end of period (000 omitted)	$641,571	$755,418	$157,938	$122,038	$186,362

Portfolio turnover	85%	73%	101%	132%	278%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2003, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated September 30, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7193

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

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Cusip 31420B102

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G00352-01 (9/03)

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Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

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(formerly, Federated Government Ultrashort Fund)

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A Portfolio of Federated Institutional Trust

PROSPECTUS

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September 30, 2003

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INSTITUTIONAL SERVICE SHARES

A mutual fund seeking current income by investing primarily in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 6

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 9

How is the Fund Sold? 10

How to Purchase Shares 10

How to Redeem Shares 12

Account and Share Information 14

Who Manages the Fund? 16

Financial Information 17

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in U.S. government securities. These government securities consist of Treasury, agency and agency mortgage backed securities, and repurchase agreements collateralized by U.S. government securities.

Although the value of the Fund's Shares will fluctuate, the Fund's investment adviser (Adviser) will seek to manage the magnitude of fluctuation by limiting the Fund's dollar-weighted average duration to approximately one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund will normally invest a majority of its assets in money market instruments due to their short maturities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions and federal savings associations, and as an appropriate direct investment for national banks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer duration.
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  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns shown in the bar chart are based upon net asset value.

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The Fund's Institutional Service Shares total return for the six-month period from January 1, 2003 to June 30, 2003 was 0.58%.

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Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 2.16% (quarter ended December 31, 2000.) Its lowest quarterly return was 0.40% (quarter ended December 31, 2002).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Merrill Lynch Six-Month Treasury Bill Index ("ML6MT"), a broad-based market index. The ML6MT tracks six-month government securities. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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Fund	1 Year	Start of Performance[1]
Return Before Taxes	2.02%	4.55%
Return After Taxes on Distributions[2]	1.23%	2.80%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.23%	2.77%
ML6MT	2.21%	4.63%

1 The Fund's Institutional Service Shares start of performance date was September 30, 1999.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee[4]	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.01%

1 Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2003.

Total Waivers of Fund Expenses	0.66%
Total Actual Annual Fund Operating Expenses (after waivers)	0.35%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.14% for the fiscal year ended July 31, 2003.

3 The Fund's Institutional Service Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended July 31, 2003. The Fund's Institutional Service Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending July 31, 2004.

4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Service Shares
(after the voluntary waiver) was 0.10% for the fiscal year ended July 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 103

3 Years	$ 322

5 Years	$ 558

10 Years	$1,236

What are the Fund's Investment Strategies?

The Fund invests primarily in U.S. government securities, consisting of Treasury, agency and agency mortgage backed securities, and repurchase agreements collateralized by U.S. government securities. The Adviser actively manages the Fund's portfolio seeking current income while limiting Share price volatility attributable to interest rate risk. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's Share price volatility attributable to interest rate risk is limited by maintaining a dollar-weighted average portfolio duration of one year or less. Accordingly, because of their relatively short maturities, the Adviser includes money market instruments as a major component of the Fund's portfolio in order to attempt to limit the fluctuation of the Fund's Share price.

Within the one-year constraint, however, the Adviser may seek to increase the Fund's current income by lengthening or shortening portfolio duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income through its allocation of the Fund's portfolio holdings between U.S. government mortgage backed securities and other types of U.S. government securities. Mortgage backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage backed securities with characteristics which make prepayment less likely.

The Adviser increases the portfolio's mortgage backed securities component when, in the opinion of the Adviser, mortgage backed securities have an attractive current and expected "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.)

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the original purchase price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Prepayment Risks

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers three Share classes: Class A Shares, Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, credit unions, savings associations and national banks or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares and Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker/dealers, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated Funds available to their customers.


THE FUND'S PORTFOLIO MANAGERS ARE:

Susan R. Hill

Susan R. Hill has been the Fund's portfolio manager since July 1997. She is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Todd A. Abraham

Todd A. Abraham has been the Fund's portfolio manager since July 1997. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Susan M. Nason

Susan M. Nason has been the Fund's portfolio manager since the Fund's inception. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2003	2002	2001	2000 [1]
Net Asset Value, Beginning of Period	$1.99	$1.99	$1.98	$1.98
Income From Investment Operations:
Net investment income	0.03	0.05	0.11	0.10
Net realized and unrealized gain (loss) on investments	(0.00)[2]	(0.00)[2]	0.01	(0.00)[2]

TOTAL FROM INVESTMENT OPERATIONS	0.03	0.05	0.12	0.10

Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.11)	(0.10)

Net Asset Value, End of Period	$1.99	$1.99	$1.99	$1.98

Total Return[3]	1.40%	2.59%	6.46%	5.07%

Ratios to Average Net Assets:
Expenses	0.35%	0.35%	0.35%	0.35%[4]

Net investment income	1.41%	2.40%	5.45%	6.06%[4]

Expense waiver/reimbursement[5]	0.41%	0.44%	0.50%	0.51%[4]

Supplemental Data:
Net assets, end of period (000 omitted)	$338,455	$295,802	$46,710	$12,256

Portfolio turnover	85%	73%	101%	132%

1 Reflects operations for the period from September 30, 1999 (start of performance) to July 31, 2000.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated July 31, 2003, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated September 30, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi- Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7193

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.


Cusip 31420B201


G00352-06 (9/03)


FEDERATED GOVERNMENT ULTRASHORT DURATION FUND
(formerly, Federated Government Ultrashort Fund)

A Portfolio of Federated Institutional Trust

Statement of additional Information


September 30, 2003


Class a shares
institutional shares
institutional service shares


This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction  with the prospectuses  for Federated  Government  Ultrashort
Duration Fund's (Fund) Class A Shares,  Institutional  Shares and  Institutional
Service Shares dated September 30, 2003.



This SAI  incorporates  by  reference  the  Fund's  Annual  Report.  Obtain  the prospectuses or the Annual Report without charge by calling 1-800-341-7400.


                          Contents
                          How is the Fund Organized?
                          Securities in Which the Fund Invests
                          What do Shares Cost?
                          How is the Fund Sold?
                          Exchanging Securities for Shares
                          Subaccounting Services
                          Redemption in Kind
                          Massachusetts Partnership Law
                          Account and Share Information
                          Tax Information
                          Who Manages and Provides Services to the Fund?
                          How Does the Fund Measure Performance?
                          Who is Federated Investors, Inc.?
                          Addresses

G00352 (9/03)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified  portfolio of Federated  Institutional  Trust (Trust).
The Trust is an open-end,  management  investment  company that was  established under the laws of the  Commonwealth of  Massachusetts on June 9, 1994. The Trust
may  offer  separate  series  of  shares  representing   interests  in  separate
portfolios of securities. The Fund changed its name from Federated Institutional
Short  Duration  Government  Fund to  Federated  Government  Ultrashort  Fund on
September 29, 1999 and from Federated  Government  Ultrashort  Fund to Federated
Government Ultrashort Duration Fund on March 3, 2003.

The Board of Trustees (the Board) has established three classes of shares of the
Fund, known as Class A Shares,  Institutional  Shares and Institutional  Service
Shares  (Shares).  This  SAI  relates  to all  classes  of  Shares.  The  Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity  securities.  A security's  yield  measures the annual income  earned on a security as a percentage  of its price.  A security's yield  will  increase  or  decrease  depending  upon  whether  it costs  less (a discount)  or more (a  premium)  than the  principal  amount.  If the issuer may redeem the  security  before its  scheduled  maturity,  the price and yield on a discount or premium  security may change based upon the  probability of an early redemption. Securities with higher risks generally have higher yields.

  The following describes the types of fixed income securities in which the Fund may invest:

Treasury Securities
Treasury securities are direct obligations of the federal government of the United
States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.
  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities.
Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The
Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.
PACs, TACs and Companion Classes
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.
IOs and POs
CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However,
IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.
Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of CMOs. One class
(Floaters) receives a share of interest payments based upon a market index such as
LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse
Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the original purchase price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to counterparty risks. In addition, reverse repurchase agreements create leverage risks because the
Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc.
(Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund.  Federated Investors, Inc. (Federated)
administers the program according to procedures approved by the Fund's Board, and the
Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.  All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the
Bank Loan Rate.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectuses. Additional risk factors are outlined below.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

 Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Counterparty Risks
Counterparty risk is the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Prepayment Risks
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Liquidity Risks
Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance.
Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Risks Associated with Complex CMOs
CMOs with complex or highly variable prepayment terms, such as companion classes,
IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Regulatory Compliance
In accordance with the rules and regulations established by the National Credit Union
Administration (NCUA), unless the purchase is made solely to reduce interest rate risk, the Fund will not invest in any CMO or REMIC security that meets any of the following three tests: (1) the CMO or REMIC has an expected average life greater than ten years; (2) the average life of the CMO or REMIC extends by more than four years assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or shortens by more than six years assuming an immediately and sustained parallel shift in the yield curve of minus 300 basis points; or (3) the estimated change in the price of the CMO or REMIC is more than 17%, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points.
  Neither test (1) nor (2) above apply to floating or adjustable rate CMOs or REMICs with all of the following characteristics: (a) the interest rate of the instrument is reset at least annually; (b) the interest rate is below the contractual cap of the instrument; (c) the instrument is tied to a widely used market rate; and (d) the instrument varies directly (not inversely) and is reset in proportion with the index's changes.

The Fund may not purchase a residual interest in a CMO or REMIC.

Fundamental INVESTMENT Objective
The Fund's investment objective is current income.  The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items;
securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such
U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations cannot be changed unless authorized by the Board and by the
"vote of a majority of its outstanding voting securities," as defined by the 1940
Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying Securities on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.
  To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

  In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities.


  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."  Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


PORTFOLIO TURNOVER
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses).
Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR eliminating THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts   (Class A Shares)
Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases   (Class A Shares)

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases   (Class A Shares)

You can combine concurrent purchases of the same share class of two or more Federated funds in calculating the applicable sales charge.

Letter of Intent   (Class A Shares)
You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of
Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege   (Class A Shares)
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund   (Class A Shares)
The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o     the Trustees, employees and sales representatives of the Fund, the Adviser, the
  Distributor and their affiliates;

o     any associated person of an investment dealer who has a sales agreement with the Distributor; and

o     trusts, pension or profit-sharing plans for these individuals.

Federated Life Members   (Class A Shares)
Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

o     through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds
  are no longer marketed); or

o     as Liberty Account shareholders by investing through an affinity group prior to
  August 1, 1987.

HOW IS THE FUND SOLD?
Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The
Distributor pays a portion of this charge to investment professionals that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When an investment professional's customer purchases Shares, the investment professional may receive a Dealer Reallowance as follows:

                                   Dealer
                                   Reallowance
                                   as a Percentage
                                   of
                                   Public Offering
 Purchase Amount                   Price
Less than $50,000                   2.00%
$50,000 but less than
$100,000                            1.75%
$100,000 but less than
$250,000                            1.50%
$250,000 or greater                 0.00%

--------------------------------------------------------------------------------------



ADVANCE COMMISSIONS
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)
                             Advance Commission
                             as a Percentage of
                             Public Offering
Purchase Amount              Price
 First $1 million -          0.75%
$5 million
Next $5 million - $20        0.50%
million
 Over $20 million            0.25%

--------------------------------------------------------------------------------------

Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.


RULE 12B-1 PLAN (CLASS A Shares and institutional service shares)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and
providing incentives to investment professionals to sell Shares.   The Rule 12b-1
Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and
Share redemptions and possibly helping to stabilize or reduce other operating expenses.  In addition, the Plan is integral to the multiple class structure of the
Fund, which promotes the sale of Shares by providing a range of options to investors.
The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.


The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets ("Service
Fees") to investment professionals or to Federated Shareholder Services Company
("FSSC"), a subsidiary of Federated Investors, Inc. (Federated), for providing services to shareholders and maintaining shareholder accounts.  Under certain agreements, rather than paying investment professionals directly, the Fund may pay
Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.


SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of
Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1 Plan and/or
Service Fees and/or Front End Sales Charge Reallowances, and/or Advance Commissions.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal record-keeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the
Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the
Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the
Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.


All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


 Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote


As of September 2, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares:  Jack Barton & Co. Inc., Denver,
CO, owned approximately 300,212 Shares (8.77%); Pershing LLC, Jersey City, NJ, owned approximately 1,008,577 Shares (29.46%); Dean Witter (FBO Certified Automotive
Parts), New York, NY, owned approximately 379,569 Shares (11.09%); NFSC, Norwich, VT, owned approximately 275,345 Shares (8.04%), and Pershing LLC, Jersey City, NJ, owned approximately 503,206 Shares (14.70%).

As of September 2, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding  Institutional Shares:  City of Madison, Madison, WI,
owned approximately 20,967,332 Shares (6.81%), and The Fulton Company, Lancaster, PA,
owned approximately 22,382,286 Shares (7.27%).

As of September 2, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares:  LABA & Co.,
Chicago, IL, owned approximately 75,376,844 Shares (42.94%); ISTCO, Belleville, IL,
owned approximately 12,582,057 (7.17%), and LaSalle Bank (cust. FBO KV
Pharmaceuticals), Chicago, IL owned approximately 12, 658,316 Shares (7.21%).


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolio will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds.
Where required, the tables separately list Board members who are "interested persons"
of the Fund (i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  The Trust
comprises two portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a
Board member of the following investment company complexes: Banknorth Funds-four portfolios; Golden Oak(R) Family of Funds- seven portfolios and WesMark Funds-five portfolios.

As of September 2, 2003, the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Shares.



INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                 Total
  Name                                                                           Compensation
  Birth Date                                                   Aggregate         From Trust and
  Address                                                      Compensation      Federated Fund
  Positions Held         Principal Occupation(s) for Past      From Trust        Complex
  with Trust             Five Years, Other Directorships       (past fiscal      (past calendar
  Date Service Began     Held and Previous Position(s)         year)             year)
                      Principal Occupations: Chairman and          $0
John F. Donahue*      Director or Trustee of the                                      $0
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated Investors,
CHAIRMAN AND TRUSTEE  Inc.
Began serving: June   ------------------------------------
1994

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and Director,
                      Federated Investment Counseling.

                      Principal Occupations: Principal             $0
J. Christopher        Executive Officer and President of                              $0
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of the
11, 1949              Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief Executive
TRUSTEE               Officer and Director, Federated
Began serving: July   Investors, Inc.; Chairman and
1999                  Trustee, Federated Investment
                      Management Company; Trustee,
                      Federated Investment Counseling;
                      Chairman and Director, Federated
                      Global Investment Management Corp.;
                      Chairman, Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.
                      ------------------------------------

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management Corp.
                      and Passport Research, Ltd.

                      Principal Occupations: Director or       $1,658.54
Lawrence D. Ellis,    Trustee of the Federated Fund                                $148,500
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh; Medical
11, 1932              Director, University of Pittsburgh
3471 Fifth Avenue     Medical Center Downtown;
Suite 1111            Hematologist, Oncologist and
Pittsburgh, PA        Internist, University of Pittsburgh
TRUSTEE               Medical Center.
Began serving: June
1994                  Other Directorships Held: Member,
                      National Board of Trustees,
                      Leukemia Society of America.

                      Previous Positions: Trustee,
                      University of Pittsburgh; Director,
                      University of Pittsburgh Medical
                      Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.
--------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                 Total
  Name                                                                           Compensation
  Birth Date                                                   Aggregate         From Trust and
  Address                                                      Compensation      Federated Fund
  Positions Held         Principal Occupation(s) for Past      From Trust        Complex
  with Trust             Five Years, Other Directorships       (past fiscal      (past calendar
  Date Service Began     Held and Previous Position(s)         year)             year)
                      Principal Occupation: Director or        $1,824.39           $163,350
Thomas G. Bigley      Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held: Director,
Pittsburgh, PA        Member of Executive Committee,
Trustee               Children's Hospital of Pittsburgh;
Began serving:        Director, University of Pittsburgh.
November 1994
                      Previous Position: Senior Partner,
                      Ernst & Young LLP.

                      Principal Occupations: Director or       $1,824.39           $163,350
John T. Conroy, Jr.   Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties Corporation;
Grubb &           Partner or Trustee in private real
Ellis/Investment      estate ventures in Southwest
Properties            Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties Corporation;
Suite 402             Senior Vice President, John R. Wood
Naples, FL            and Associates, Inc., Realtors;
TRUSTEE               President, Naples Property
Began serving: June   Management, Inc. and Northgate
1994                  Village Development Corporation.
--------------------

                      Principal Occupation: Director or        $1,824.39           $163,350
Nicholas P.           Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     ------------------------------------
175 Woodshire Drive   Other Directorships Held: Director
Pittsburgh, PA        and Member of the Audit Committee,
TRUSTEE               Michael Baker Corporation
Began serving:        (engineering and energy services
February 1998         worldwide).

                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director or        $1,658.54           $148,500
John F. Cunningham    Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held: Chairman,
Palm Beach, FL        President and Chief Executive
TRUSTEE               Officer, Cunningham & Co., Inc.
Began serving:        (strategic business consulting);
January 1999          Trustee Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board and
                      Chief Executive Officer, Computer
                      Consoles, Inc.; President and Chief
                      Operating Officer, Wang
                      Laboratories; Director, First
                      National Bank of Boston; Director,
                      Apollo Computer, Inc.

                      Principal Occupation: Director or        $1,658.54           $148,500
Peter E. Madden       Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board of
100 Royal Palm Way    Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions: Representative,
Began serving: June   Commonwealth of Massachusetts
1994                  General Court; President, State
                      Street Bank and Trust Company and
                      State Street Corporation (retired);
                      Director, VISA USA and VISA
                      International; Chairman and
                      Director, Massachusetts Bankers
                      Association; Director, Depository
                      Trust Corporation; Director, The
                      Boston Stock Exchange.

                      Principal Occupations: Director or       $1,824.39           $163,350
Charles F.            Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief Executive
Began serving: July   Officer, PBTC International Bank;
1999                  Partner, Arthur Young & Company
                      (now Ernst & Young LLP); Chief
                      Financial Officer of Retail Banking
                      Sector, Chase Manhattan Bank;
                      Senior Vice President, HSBC Bank
                      USA (formerly, Marine Midland
                      Bank); Vice President, Citibank;
                      Assistant Professor of Banking and
                      Finance, Frank G. Zarb School of
                      Business, Hofstra University.

John E. Murray,       Principal Occupations: Director or       $1,990.25           $178,200
Jr., J.D., S.J.D.     Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica &
Duquesne University   Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held: Director,
Began serving:        Michael Baker Corp. (engineering,
February 1995         construction, operations and
                      technical services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean and
                      Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director or      $1,658.54           $148,500
Marjorie P. Smuts     Trustee of the Federated Fund
Birth Date: June      Complex; Public Relations/Marketing
21, 1935              Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA        Previous Positions: National
TRUSTEE               Spokesperson, Aluminum Company of
Began serving: June   America; television producer;
1994                  President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director or      $1,658.54           $148,500
John S. Walsh         Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer of
2604 William Drive    construction temporary heaters);
Valparaiso, IN        President and Director,
TRUSTEE               Manufacturers Products, Inc.
Began serving: July   (distributor of portable
1999                  construction heaters); President,
                      Portable Heater Parts, a division
                      of Manufacturers Products, Inc.

                      Previous Position: Vice President,
                      Walsh & Kelly, Inc.

--------------------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with Trust          Principal Occupation(s) and Previous Position(s)
                              Principal Occupations: Executive Vice President of some of
Edward C. Gonzales            the Funds in the Federated Fund Complex; Vice Chairman,
Birth Date: October 22, 1930  Federated Investors, Inc.; Trustee, Federated
EXECUTIVE VICE PRESIDENT      Administrative Services.
Began serving: June 1995      ------------------------------------------------------------

                              Previous Positions: President and Trustee or Director of
                              some of the Funds in the Federated Fund Complex; CEO and
                              Chairman, Federated Administrative Services; Vice
                              President, Federated Investment Management Company,
                              Federated Investment Counseling, Federated Global
                              Investment Management Corp. and Passport Research, Ltd.;
                              Director and Executive Vice President, Federated Securities
                              Corp.; Director, Federated Services Company; Trustee,
                              Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT AND
SECRETARY                     Previous Positions: Trustee, Federated Investment
Began serving: June 1994      Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER                     ------------------------------------------------------------
Began serving: September 1997
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management positions within Funds Financial Services Division of Federated
                              Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President of
Richard B. Fisher            -some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923      Chairman, Federated Investors, Inc.; Chairman, Federated
VICE PRESIDENT                Securities Corp.
Began serving: November 1998
                              Previous Positions: President and Director or Trustee of
                              some of the Funds in the Federated Fund Complex; Executive
                              Vice President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund Complex;
Birth Date: March 3, 1949     Executive Vice President, Federated Investment Counseling,
CHIEF INVESTMENT OFFICER      Federated Global Investment Management Corp., Federated
Began serving: November 1998  Investment Management Company and Passport Research, Ltd.
                              ------------------------------------------------------------

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                               Mark E. Durbiano is Vice President of the Trust. Mr.
Mark E. Durbiano              Durbiano joined Federated in 1982 and has been a Senior
Birth Date: September 21,     Portfolio Manager and a Senior Vice President of the Fund's
1959                          Adviser since 1996. From 1988 through 1995, Mr. Durbiano
VICE PRESIDENT                was a Portfolio Manager and a Vice President of the Fund's
Began serving: November 2002  Adviser. Mr. Durbiano is a Chartered Financial Analyst and
                              received his M.B.A. in Finance from the University of
                              Pittsburgh.

                              Susan R. Hill has been the Fund's Portfolio Manager since
Susan R. Hill                 July 1997.  She is Vice President of the Trust. Ms. Hill
Birth Date: June 20, 1963     joined Federated in 1990 and has been a Portfolio Manager
VICE PRESIDENT                since 1993 and a Vice President of the Fund's Adviser since
Began serving: November 1998  1997. Ms. Hill was a Portfolio Manager and an Assistant
                              Vice President of the Adviser from 1994 until 1997. Ms.
                              Hill is a Chartered Financial Analyst and received an M.S.
                              in Industrial Administration from Carnegie Mellon
                              University.

**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne
University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an
Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August
15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.


COMMITTEES of the board
                                      Committee Functions                  Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year
Executive                     In between meetings of the full Board,
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board    One
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit                         The Audit Committee reviews and              Four
          Thomas G. Bigley    recommends to the full Board the
          John T. Conroy,     independent auditors to be selected to
          Jr.                 audit the Fund`s financial statements;
          Nicholas P.         meets with the independent auditors
          Constantakis        periodically to review the results of the
          Charles F.          audits and reports the results to the
          Mansfield, Jr.      full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund`s/ code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

Board ownership of shares in the fund and in the FEDERATED family of Investment companies AS OF dECEMBER 31, 2002
--------------------------------------------------------------------------------------
                                                                                      Aggregate
                                                                                Dollar Range of
                                                Dollar Range of                 Shares Owned in
Interested                                         Shares Owned             Federated Family of
Board Member Name                                       in Fund            Investment Companies
John F. Donahue                                            None                   Over $100,000
J. Christopher Donahue                                     None                   Over $100,000
Lawrence D. Ellis, M.D.                                    None                   Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                           None                   Over $100,000
John T. Conroy, Jr.                                        None                   Over $100,000
Nicholas P. Constantakis                                   None                   Over $100,000
John F. Cunningham                                         None                   Over $100,000
Peter E. Madden                                            None                   Over $100,000
Charles F. Mansfield, Jr.                                  None              $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                          None                   Over $100,000
Marjorie P. Smuts                                          None                   Over $100,000
John S. Walsh                                              None                   Over $100,000

--------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance;
the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the
Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.  This includes fees received for services provided to the Fund by other entities in the
Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an
Adviser's compensation:  the nature and quality of the services provided by the
Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the
Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The
Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the
Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses
(including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the
Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the
Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund offered by Federated.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities

The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies

The Adviser's general policy is to cast proxy votes in favor of proposals that the
Adviser anticipates will enhance the long-term value of the securities being voted.
Generally, this will mean voting for proposals that the Adviser believes will:
improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to:
require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan
(unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The
Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.
The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the
Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.
In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor Responsibility Research Center
(IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines
require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund
(and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates)
and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested
Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy
Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the
Proxy Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an Interested
Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy
Voting Guidelines already provide specific direction on the proposal in question, the
Proxy Committee shall not alter or amend such directions.  If the Proxy Voting
Guidelines require the Proxy Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the
Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the
Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the
Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services)
necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                 Average Aggregate Daily
Maximum Administrative Fee       Net Assets of the Federated Funds
0.150 of 1%                      on the first $250 million
0.125 of 1%                      on the next $250 million
0.100 of 1%                      on the next $250 million
                                 on assets in excess of $750
0.075 of 1%                      million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------

Federated Services Company also provides certain accounting and record-keeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, maintains all necessary shareholder records.
The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of
America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended July 31           2003                2002                 2001
                                  $4,812,765
                                 --------------
Advisory Fee Earned             -                     $2,245,206            $636,445
                                  $3,127,695
                                 --------------                          ---------------
                                                                            $562,348
Advisory Fee Reduction          -                     $1,590,138        -

                                                    ---------------      ---------------
Administrative Fee                 $904,800        -   $422,177         -   $155,000
12b-1 Fee:
Class A Shares                      $3,179                --                   --
Institutional Service
Shares                                --                  --                   --
Shareholder Services Fee:
Class A Shares                      $3,974                --                   --
Institutional Shares                  --                  --                   --
                                   $395,167
Institutional Service            --------------
Shares                          -                                              --

--------------------------------------------------------------------------------------

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and
various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

Total returns for are given for the one-year, five-year or Start of Performance period ended July 31, 2003.

Yield is given for the 30-day period ended July 31, 2003.



                                                        Start of
                                   30-Day               Performance on
Share Class                       Period                March 06, 2003
Class A Shares:
Total Return
  Before Taxes                    N/A                   (1.67)%
  After Taxes on
  Distributions                   N/A                   (1.77)%
  After Taxes on
  Distributions   and
  Sale of Shares                  N/A                   (1.08)%
Yield                             .72%                      N/A
------------------------------------------------------------------------------

--------------------------------------------------------------------------------------


Share Class                       30-Day Period         1 Year            5 Years          Start of
                                                                                           Performance on
                                                                                           July 10, 1997
Institutional  Shares:
Total Return

                                                      ----------        ---------        --------------------
                                                        1.50%              4.22%           4.51%
  Before Taxes                         N/A           -                 -                -
                                                                           2.51%           2.68%
                                                      ----------        ---------        --------------------
  After Taxes on                                        0.94%
  Distributions                        N/A           -                 -                -
                                                                                            2.69%
  After Taxes on                                      ----------        ---------        --------------------
  Distributions   and                                   0.94%             2.52%
  Sale of Shares                       N/A           -                 -                -

Yield                            1.18%                    N/A               N/A                   N/A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------


Share Class                      30-Day Period          1 Year                Start of
                                                                              Performance on
                                                                              September 30, 1999
Institutional Service
Shares:
Total Return

                                                      ----------            -----------------------
                                                        1.40%                 4.03%
  Before Taxes                        N/A            -                     -

                                                      ----------            -----------------------
  After Taxes on                                        0.88%                 2.49%
  Distributions                       N/A            -                     -

  After Taxes on                                      ----------            -----------------------
  Distributions   and                                   0.88%                 2.47%
  Sale of Shares                      N/A            -                     -
Yield                                    1.08%          N/A                   N/A
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the
30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly
Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Merrill Lynch Six-Month Treasury Bill Index
Merrill Lynch Six-Month Treasury Bill Index is an unmanaged index tracking six-month
U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner
& Smith, Inc.

WHO IS FEDERATED INVESTORS, INC.?

Federated   is   dedicated   to   meeting   investor   needs  by  making   structured,
straightforward and consistent  investment  decisions.  Federated  investment products have a history of competitive  performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined investment selection process is rooted in sound methodologies backed by  fundamental  and technical  research.  At Federated,  success in investment management does not depend solely on the skill of a single portfolio manager.  It is a fusion of  individual  talents  and  state-of-the-art  industry  tools and  resources.
Federated's  investment process involves teams of portfolio managers and analysts, and investment  decisions  are executed by traders who are  dedicated  to specific  market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds

In the  municipal  sector,  as of December 31, 2002,  Federated  managed 14 bond funds
with   approximately   $3.2   billion  in  assets  and  22  money  market  funds  with
approximately $20.6 billion in total assets. In 1976,  Federated introduced one of the first  municipal  bond  mutual  funds in the  industry  and is now one of the  largest institutional  buyers of municipal  securities.  The Funds may quote  statistics  from organizations  including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity  sector,  Federated has more than 31 years'  experience.  As of December
31, 2002,  Federated managed 37 equity funds totaling  approximately  $16.2 billion in assets across  growth,  value,  equity income,  international,  index and sector (i.e.
utility) styles.  Federated's  value-oriented  management style combines  quantitative and  qualitative  analysis  and  features a  structured,  computer-assisted  composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the  corporate  bond sector,  as of December 31, 2002,  Federated  managed 10 money market  funds and 9 bond  funds  with  assets  approximating  $59.4  billion  and $6.0
billion,   respectively.   Federated's   corporate  bond  decision   making--based  on
intensive,  diligent credit  analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972,  Federated introduced one of the first high-yield bond funds in the  industry.  In 1983,  Federated  was one of the first  fund  managers  to participate in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds
In the  government  sector,  as of December  31,  2002,  Federated  managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual  funds,  with assets  approximating  $4.9  billion,  $0.9 billion,  $2.9 billion and $56.2 billion, respectively.  Federated trades approximately $90.4 billion in U.S.  government and mortgage backed securities daily and places  approximately $35 billion  in  repurchase  agreements  each day.  Federated  introduced  the first  U.S.
government fund to invest in U.S.  government  bond securities in 1969.  Federated has been a major force in the short- and  intermediate-term  government markets since 1982 and  currently  manages  approximately  $50 billion in  government  funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2002, Federated managed
$136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion,
$59.4 billion, $20.6 billion and $173.9 million, respectively.


The Chief  Investment  Officers  responsible  for oversight of the various  investment sectors  within  Federated  are:  Global Equity - Stephen F. Auth is  responsible  for overseeing the management of Federated's  domestic and international  equity products;
Global  Fixed  Income - William  D.  Dawson  III is  responsible  for  overseeing  the management  of  Federated's  domestic  and  international  fixed income and high yield products.

Mutual Fund Market

Forty-nine  percent of American  households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions,  have entrusted over $6.2  trillion to the  approximately  8,300  funds  available,  according  to the
Investment Company Institute.


Federated Clients Overview
Federated  distributes  mutual  funds  through  its  subsidiaries  for  a  variety  of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035  institutional  clients nationwide by managing and servicing  separate  accounts and mutual funds for a variety of purposes, including  defined benefit and defined  contribution  programs,  cash management,  and
asset/liability  management.   Institutional  clients  include  corporations,  pension
funds,  tax  exempt  entities,   foundations/endowments,   insurance  companies,   and
investment  and  financial  advisers.  The  marketing  effort  to these  institutional clients  is  headed  by John  B.  Fisher,  President,  Institutional  Sales  Division,
Federated Securities Corp.

Bank Marketing

Other  institutional  clients  include more than 1,600 banks and trust  organizations.
Virtually  all of the  trust  divisions  of the top 100  bank  holding  companies  use
Federated funds in their clients'  portfolios.  The marketing  effort to trust clients is headed by Timothy C. Pillion,  Senior Vice President,  Bank Marketing  &  Sales
Division, Federated Securities Corp.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated   funds  are   available  to  consumers   through  major   brokerage   firms
nationwide--Federated   has   over   2,000   broker/dealer   and   bank   broker/dealer
relationships across the  country--supported by more wholesalers than any other mutual fund distributor.  Federated's service to financial professionals and institutions has earned it high  ratings  in  several  surveys  performed  by  DALBAR,  Inc.  DALBAR is recognized as the industry  benchmark for service quality  measurement.  The marketing effort to these  firms is  headed by James F.  Getz,  President,  Broker/Dealer  Sales
Division, Federated Securities Corp.



FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2003 are incorporated herein by reference to the Annual Report to the Shareholders of
Federated Government Ultrashort Duration Fund dated July 31, 2003.

Addresses

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND

Class A Shares

Institutional Shares

Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

[OBJECT OMITTED]

PART C.    OTHER INFORMATION.

Item 23.    Exhibits:

                  (a)   (i)    Conformed copy of Amended and Restated
                               Declaration of Trust of the Registrant; (2)
                        (ii)   Conformed copy of Amendment No. 3 to the
                               Declaration of Trust of the Registrant; (10)
                        (iii)  Conformed copy of Amendment No. 4 to the
                               Declaration of Trust of the Registrant; (7)
                        (iv)   Conformed copy of Amendment No. 5 to the
                               Declaration of Trust of the Registrant; (8)
                        (v)    Conformed copy of Amendment No. 6 to the
                               Declaration of Trust of the Registrant; (10)
(vi)  Conformed copy of Amendment No. 7 to the Declaration of Trust of the
                               Registrant; (11)
(vii) Conformed copy of Amendment No. 8 to the Declaration of Trust of the
                               Registrant; +
                  (b)   (i)    Copy of By-Laws of the Registrant;(2)
                        (ii)   Copy of Amendment No.1 to the By-Laws of the
                               Registrant; (7)
                        (iii)  Copy of Amendment No.2 to the By-Laws of the
                               Registrant; (7)
                        (iv)   Copy of Amendment No.3 to the By-Laws of the
                               Registrant; (7)
                        (v)    Copy of Amendment No.4 to the By-Laws of the
                               Registrant; (7)
                        (vi)   Copy of Amendment No. 5 to the By-Laws of the
                               Registrant; (11)
                  (c)          Copy of Specimen Certificate for Shares of
                               Beneficial Interest of the Registrant; (2)
                  (d)   (i)    Conformed copy of Investment Advisory Contract
                               of the Registrant (including Exhibit A) of the
                               Registrant; (3)
                        (ii)   Conformed copy of Amendment to the Investment
                               Advisory Contract of the Registrant; (9)
                        (iii)  Conformed copy of Exhibit B to the Investment
                               Advisory Contract of the Registrant; (10)

                  (e)   (i)    Conformed copy of Distributor's Contract of
                               the Registrant (including Exhibit A) of the
                               Registrant; (3)
                        (ii)   Conformed copy of Exhibit B to the
                               Distributor's Contract of the Registrant: (6)
                        (iii)   Conformed copy of Amendment to the
                                Distributor's Contract of the    Registrant;
                                (9)
                        (iv)    The Registrant hereby incorporates  the
                                conformed copy of the specimen Mutual Funds
                                Sales and Service
                                Agreement; Mutual Funds Service Agreement; and
                                Plan Trustee/Mutual Funds Service Agreement
                                from Item
                                24(b)6 of the Cash Trust Series II
                                Registration Statement on Form N-1A, filed
                                with the Commission on
                                July 24, 1995. (File Nos. 33-38550 and
                                811-6269).
(v)   Conformed copy of Exhibit C to the Distributor's Contract of the Registrant +
(vi)  Conformed copy of Exhibit D to the Distributor's Contract of the Registrant +
                  (f)   Not applicable;
                  (g)   (i)    Conformed copy of Custodian Contract of the
                               Registrant; (3)
                        (ii)   Conformed copy of Custodian Fee Schedule; (5)
                        (iii)  Conformed copy of Amendment to the Custodian
                               Contract of the Registrant; (10)
                  (h)   (i)    Conformed copy of Amended and Restated
                               Agreement for Fund Accounting Services,
                               Administrative Services, Transfer Agency
                               Services, and Custody Services Procurement; (7)
                        (ii)   Conformed copy of Amendment to the Agreement
                               for Fund Accounting Services, Administrative
                               Services, Transfer Agency Services, and
                               Custody Services Procurement; (9)
                        (iii)  The Registrant hereby incorporates the
                               conformed copy of the Second Amended and
                               Restated Shareholder Services Agreement from
                               Item (h) (v) of the Investment Series Funds,
                               Inc. Registration Statement on Form N-1A,
                               filed with the Commission on January 23, 2002.
                               (Files Nos. 33-48847 and 811-07021);
                        (iv)   The responses described in Item 23(e)(iv) are
                               hereby incorporated by reference.
                  (i)          Conformed copy of Opinion and Consent of
                               Counsel as to legality of shares being
                               registered; (2)
                  (j)          Conformed copy of the Consent of Independent
                               Auditors; +
                  (k)          Not applicable;
                  (l)          Conformed copy of Initial Capital
                               Understanding; (2)
                  (m)   (i)    Conformed copy of Distribution Plan (including
                               Exhibit A) of the Registrant; (6)
(ii)  The responses described in Item 23(e)(iv) are hereby incorporated by reference.
(iii) Conformed copy of Exhibit B to the Distribution Plan of the Registrant +
                  (n)          The Registrant hereby incorporates the
                               conformed copy of the Multiple Class Plan from
                               Item (n) of the Federated GNMA Trust
                               Registration Statement on Form N-1A, filed
                               with the Commission on March 27, 2003.  (File
                               Nos. 2-45670 and 811-3375).
                  (o)   (i)    Conformed copy of Power of Attorney of the
                               Registrant; (8)
                        (ii)   Conformed copy of Power of Attorney of Chief
                               Investment Officer of the Registrant; (8)
                        (iii)  Conformed copy of Power of Attorney of
                               Trustees of the Registrant. (9)
                        (iv)   Conformed copy of the Power of Attorney of the
                               Chief Investment of Officer the Registrant; (9)
                  (p)          Conformed copy of the Code of Ethics for
                               Access Persons; +

-------------------------------------------------------------------------------

2.    Response is incorporated by reference to Registrant's Registration
      Statement on Form N-1A filed August 26, 1994. (File Nos. 33-54445 and
      811-7193).
3.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 1 on Form N-1A filed September 22, 1995. (File Nos.
      33-54445 and 811-7193).
5.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No.5 on Form N-1A filed February 27, 1998. (File Nos. 33-5444 and 811-7193).
6.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No.6 on Form N-1A filed March 30, 1998. (File Nos. 33-5444 and 811-7193).
7.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No.7 on Form N-1A filed September 25, 1998. (File Nos.
      33-54445 and 811-7193).
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 9 on Form N-1A filed September 28, 1999. (File Nos.
      33-54445 and 811-7193).
9.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 11 on Form N-1A filed September 14, 2001. (File Nos.
      33-54445 and 811-7193).
10.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 13 on Form N-1A filed September 27, 2002. (File Nos. 33-54445 and
      811-7193).
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 16 on Form N-1A filed January 2, 2003. (File Nos. 33-54445 and
      811-7193).

Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification:(2)

Item 26.    Business and Other Connections of the Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration
            Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer,
            Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson
            & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.),
            800 Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                                  J. Thomas Madden

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Executive Vice Presidents:                      Stephen F. Auth
                                                William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                David A. Briggs
                                                Jonathan C. Conley
                                                Christopher F. Corapi
                                                Deborah A. Cunningham
                                                Linda A. Duessel
                                                Mark E. Durbiano
                                                James E. Grefenstette
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Frank Semack
                                                Richard Tito
                                                Peter Vutz

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                David M. Bruns
                                                Robert E. Cauley
                                                Regina Chi
                                                Ross M. Cohen
                                                David W. Cook
                                                Fred B. Crutchfield
                                                Lee R. Cunningham, II
                                                Alexandre de Bethmann
                                                B. Anthony Delserone, Jr.     Donald
T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                David P. Gilmore
                                                James P. Gordon, Jr.
                                                Curtis R. Gross
                                                Marc Halperin
                                                John W. Harris
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Constantine J. Kartsonas
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Steven Lehman
                                                Marian R. Marinack
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                John L. Nichol
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                David R. Powers
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl,Sr.
                                                Aash M. Shah
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Diane R. Startari
                                                Timothy G. Trebilcock
                                                Leonardo A. Vila
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                Richard M. Winkowski,Jr.
                                                Lori A. Wolff
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Catherine A. Arendas
                                                Nicholas P. Besh
                                                Hanan Callas
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                David Dao
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                Igor Golalic
                                                James Grant
                                                Anthony Han
                                                Carol B. Kayworth
                                                Angela A. Kohler
                                                Robert P. Kozlowski
                                                Ted T. Lietz, Sr.
                                                Monica Lugani
                                                Tracey L. Lusk
                                                Ann Manley
                                                Dana Meissner
                                                Theresa K. Miller
                                                Karl Mocharko
                                                Bob Nolte
                                                Daniel Peris
                                                Rae Ann Rice
                                                Jennifer G. Setzenfand
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Michael R. Tucker
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretaries:                          Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is
            Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
            15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund
            Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:

(a)Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Edward Jones
                  Money Market Fund; Federated American Leaders Fund, Inc.;
                  Federated Adjustable Rate Securities Fund; Federated Core
                  Trust; Federated Core Trust II, L.P.; Federated Equity Funds;
                  Federated Equity Income Fund, Inc.; Federated Fixed Income
                  Securities, Inc.; Federated GNMA Trust; Federated Government
                  Income Securities, Inc.; Federated High Income Bond Fund,
                  Inc.; Federated High Yield Trust; Federated Income Securities
                  Trust; Federated Income Trust; Federated Index Trust;
                  Federated Institutional Trust; Federated Insurance Series;
                  Federated International Series, Inc.; Federated Investment
                  Series Funds, Inc.; Federated Limited Duration Government
                  Fund, Inc.; Federated Managed Allocation Portfolios;
                  Federated Municipal Opportunities Fund, Inc.; Federated
                  Municipal Securities Fund, Inc.; Federated Municipal
                  Securities Income Trust; Federated Short-Term Municipal
                  Trust; Federated Premier Intermediate Municipal Income Fund;
                  Federated Premier Municipal Income Fund; Federated Stock and
                  Bond Fund, Inc.; Federated Stock Trust; Federated Total
                  Return Government Bond Fund; Federated Total Return Series,
                  Inc.; Federated U.S. Government Bond Fund; Federated U.S.
                  Government Securities Fund: 1-3 Years; Federated U.S.
                  Government Securities Fund: 2-5 Years; Federated World
                  Investment Series, Inc.; Intermediate Municipal Trust; Money
                  Market Obligations Trust; and SouthTrust Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Joe Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Rick A. DiBernardo
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Renee Gebben
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section
            31(a) of the Investment Company Act of 1940 and Rules 31a-1
            through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                        Reed Smith LLP
                                  Investment and Asset Management Group
                                  (IMG)
                                  Federated Investors Tower
                                  12th Floor
                                  1001 Liberty Avenue
                                  Pittsburgh, PA 15222-3779
                                  (Notices should be sent to the Agent
                                  for Service at the above address)

                                  Federated Investors Funds
                                  5800 Corporate Drive
                                  Pittsburgh, PA 15237-7000

Federated Shareholder             P.O. Box 8600
Services Company                  Boston, MA 02266-8600
("Transfer Agent and
Dividend Disbursing
Agent")

Federated Services                Federated Investors Tower
Company                           1001 Liberty Avenue
("Administrator")                 Pittsburgh, PA 15222-3779

Federated Investment              Federated Investors Tower
Management Company                1001 Liberty Avenue
("Adviser")                       Pittsburgh, PA 15222-3779

State Street Bank and             P.O. Box 8600
Trust                             Boston, MA 02266-8600
Company ("Custodian")

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

                                  SIGNATURES
    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED INSTITUTIONAL
TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Amendment to its
Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania,
on the 30th day of September, 2003.

                         FEDERATED INSTITUTIONAL TRUST

                   BY: /s/ Daniel M. Miller
                  Daniel M. Miller, Assistant Secretary

    Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                 TITLE                     DATE
By:   /s/Daniel M.Miller             Attorney In Fact          September 30, 2003
         Daniel M. Miller            For the Persons
ASSISTANT SECRETARY                  Listed Below

NAME                                 TITLE
John F. Donahue*                     Chairman and Trustee

J. Christopher Donahue*              President and Trustee
                                     (Principal Executive
                                     Officer)
Richard J. Thomas*                   Treasurer (Principal
                                     Financial Officer)
Thomas G. Bigley*                    Trustee
John T. Conroy, Jr.*                 Trustee
Nicholas P. Constantakis*            Trustee
John F. Cunningham*                  Trustee
William D. Dawson, III*              Chief Investment Officer
Lawrence D. Ellis, M.D.*             Trustee
Peter E. Madden*                     Trustee
Charles F. Mansfield, Jr.*           Trustee
John E. Murray, Jr., J.D., S.J.D.*   Trustee
Marjorie P. Smuts*                   Trustee
John S. Walsh*                       Trustee

* By Power of Attorney